As filed with the Securities and Exchange	Registration No. 333-100209
Commission on December 3, 2010	Registration No. 811-09002

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

POST-EFFECTIVE AMENDMENT NO. 17
TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
AND AMENDMENT TO
REGISTERED STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N
of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, MN 55401
Minneapolis, MN 55401
Depositor's Telephone Number, including Area Code: (612) 372-5597
J. Neil McMurdie, Senior Counsel
ING Americas (U.S. Legal Services)
One Orange Way, C1S, Windsor, Connecticut, 06095-4774
(Name and Complete Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485
on	, pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered: Flexible Premium Individual Fixed and Variable Deferred Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional information, each dated April 30, 2010, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 17 by reference to Registrant's filings under Rule 485(b) as filed on April 19, 2010, and under Rule 497(e), as filed on June 14, 2010.

A supplement dated December 3, 2010, to the Prospectus is included in Part A of this Post-Effective Amendment No. 17.

ReliaStar Life Insurance Company

and its
Separate Account N

ING ADVANTAGESM

Supplement dated December 3, 2010, to the Contract Prospectus dated April 30, 2010, as amended.

The following information updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

__________________________________________________________________________

Effective July 30, 2010, ING Funds Distributor, LLC changed its name to ING Investments Distributor, LLC. Accordingly, all references to ING Funds Distributor, LLC in the Contract Prospectus are deleted and replaced with ING Investments Distributor, LLC.

Please Note: The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below.

Important Information Regarding Fund Changes

1.	Effective August 31, 2010, the following fund is changed from non-diversified to diversified:
ING Clarion Global Real Estate Portfolio
2.	Effective after the close of business on or about January 21, 2011, the following fund name changes, changes, and/or investment objective changes will occur:

The ING Marsico International Opportunities Portfolio will:

  Change its subadviser to T. Rowe Price Associates, Inc.; and

  Change its name to ING T. Rowe Price International Stock Portfolio.

Subject to shareholder approval, the ING Pioneer Equity Income Portfolio will:

  Change its subadviser to ING Investment Management Co. (“ING IM”), as well as add ING Investment Management Advisors, B.V. and ING Investment Management Asia/Pacific (Hong Kong) Limited as subadvisers;

  Change its name to ING Large Cap Value Portfolio; and

  Change its investment objective to “Seeks long-term growth of capital and current income.”

Accordingly, effective after the close of business on or about January 21, 2011, all references to ING Marsico International Opportunities Portfolio and ING Pioneer Equity Income Portfolio in the Contract Prospectus are deleted and replaced with ING T. Rowe Price International Stock Portfolio and, subject to shareholder approval of ING IM as the new subadviser, ING Large Cap Value Portfolio, respectively.

X.100209-10 B	Page 1 of 3	December 2010

3. Effective as of the dates noted above, the information for the ING Clarion Global Real Estate Portfolio, ING Marsico International Opportunities Portfolio and ING Pioneer Equity Income Portfolio appearing in the Contract Prospectus under Appendix II – Fund Descriptions is deleted and replaced with the following:

Fund Name and
Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING Clarion Global	Seeks to provide investors with high total return,
Real Estate Portfolio	consisting of capital appreciation and current
income.
Investment Adviser: ING Investments, LLC

Subadviser: ING Clarion Real Estate
Securities LLC
ING Investors Trust – ING Large Cap Value	Seeks long-term growth of capital and current
Portfolio (formerly ING Pioneer Equity	income.
Income Portfolio)

Investment Adviser: Directed Services LLC

Subadvisers: ING Investment Management
Co., ING Investment Management Advisors,
B.V., and ING Investment Management
Asia/Pacific (Hong Kong) Limited
ING Investors Trust – ING T. Rowe Price	Seeks long-term growth of capital.
International Stock Portfolio (formerly ING
Marsico International Opportunities Portfolio)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

Notice of Upcoming Fund Reorganizations

1.

The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved a proposal to reorganize certain funds. Subject to shareholder approval, effective after the close of business on or about January 21, 2011, (the “Reorganization Date”) the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Legg Mason ClearBridge Aggressive Growth Portfolio (I Class)	ING Large Cap Growth Portfolio(Class I)
ING Lord Abbett Growth and Income Portfolio	ING Large Cap Value Portfolio (formerly ING
(Class I)	Pioneer Equity Income Portfolio) (Class I)

X.100209-10 B	Page 2 of 3	December 2010

Important Information about the Upcoming Fund Reorganizations

  Prior to the Reorganization Date, you may transfer amounts allocated to a subaccount that invests in a Disappearing Portfolio to any other available subaccount or any available fixed interest option. See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making transfers, including limits on transfers.

  On the Reorganization Date, your investment in a subaccount that invests in a Disappearing Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value.

  You will not incur any fees or charges or any tax liability because of the reorganizations.

  Unless you provide us with alternative allocation instructions, all future allocations directed to the subaccounts that invest in the Disappearing Portfolios after the Reorganization Date will be automatically allocated to the subaccounts that invest in the corresponding Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Administrative Service Center at:

ING
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

  After the Reorganization Date, each Disappearing Portfolio will no longer exist and all references to them in the Contract Prospectus will be replaced by the corresponding Surviving Portfolio.

2.

As a consequence of the reorganization involving the ING Legg Mason ClearBridge Aggressive Growth Portfolio referenced above, effective on the Reorganization Date, Class I of the ING Large Cap Growth Portfolio will automatically be added to your contract as an investment option. Accordingly, effective after the close of business on or about January 21, 2011, the following information regarding the ING Large Cap Growth Portfolio is added to Appendix II – Fund Descriptions in the Contract Prospectus.

Fund Name and
Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING Large Cap Growth	Seeks long-term capital growth.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.

3.

The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganizations. Therefore, there will be no change to the hypothetical examples shown in the Contract Prospectus.

X.100209-10 B	Page 3 of 3	December 2010

SEPARATE ACCOUNT N
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2009
		-	Statements of Operations for the year ended December 31, 2009
		-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
		-	Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis as of December 31, 2009 and 2008
		-	Statements of Operations - Statutory Basis for the years ended December 31, 2009, 2008 and
2007
		-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December
31, 2009, 2008 and 2007
		-	Statements of Cash Flows - Statutory Basis for the years ended December 31, 2009, 2008 and
2007
		-	Notes to Financial Statements - Statutory Basis

(b) Exhibits
	(1.1)		Resolution of the Board of Directors of ReliaStar Life Insurance Company (“Depositor”)
Authorizing the Establishment of Separate Account N (“Registrant”) · Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-120636), as filed on
November 19, 2004.
	(1.2)		Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance
Company (“Depositor”) Authorizing the Establishment of Separate Account One (“Registrant”)
· Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on
Form N-4 (File No. 033-90474), as filed on April 20, 1998.
	(2)		Not applicable
	(3.1)		Distribution and Administrative Services Agreement between ING Financial Advisers, LLC and Depositor · Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on February 20, 2004.
	(3.2)		Amended Broker/Dealer Variable Annuity Compensation Schedule · Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 033-
90474), as filed on November 5, 1999.
	(4.1)		Individual Deferred Tax Sheltered Annuity Contract (Transfer Series) · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
033-90474), as filed on April 20, 1998.
	(4.2)		Individual Deferred Annuity Contract (Transfer Series) for use with Non-Qualified Plans ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on
Form N-4 (File No. 033-90474), as filed on April 20, 1998.
	(4.3)		Individual Deferred Retirement Annuity Contract (Transfer Series) · Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-
90474), as filed on April 20, 1998.
	(4.4)		Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
033-90474), as filed on April 20, 1998.

(4.5)	Flexible Premium Individual Deferred Retirement Annuity Contract · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
033-90474), as filed on April 20, 1998.
(4.6)	ERISA Endorsement · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1996.
(4.7)	TSA Endorsement · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 28, 1997.
(4.8)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in
Florida · Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on July 29, 1997.
(4.9)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-
PBC) 2-95 in Florida · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on July 29, 1997.
(4.10)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract) ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on
Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.11)	Roth IRA Endorsement · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.12)	Fixed Account C Endorsement ·Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474), as filed on December 23, 1998.
(4.13)	Waiver Endorsement · Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1999.
(4.14)	Internal Revenue Code Section 457 Endorsement (13086 8-99) · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-
90474), as filed on April 25, 2001.
(4.15)	ReliaStar Endorsement (merger) · Incorporated by reference to Post-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(4.16)	Endorsement 149468-09 to Form No. 13000 (FL) 2-95 · Incorporated by reference to Post-
Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-100208), as
filed on April 28, 2009.
(4.17)	Endorsement 149854-08 to Form No. 13000 (FL) 2-95 · Incorporated by reference to Post-
Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-100208), as
filed on April 28, 2009.
(5.1)	Contract Application Form (Transfer Series and Flex Series) · Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474),
as filed on April 20, 1998
(6.1)	Amended Articles of Incorporation of Depositor · Incorporated by reference to Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517), as filed on
December 23, 1996.
(6.2)	Amended Bylaws of Depositor · Incorporated by reference to Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), as filed on December 23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company, Southland Life Insurance Company,
ING Life Insurance and Annuity Company, ING Insurance Company of America, American
Funds Insurance Series and Capital Research and Management Company · Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No.
333-105319), as filed on July 17, 2003.

(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING
Life Insurance and Annuity Company, ING Insurance Company of America, ING American
Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research
and Management Company · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
(8.3)	Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated April 30,
2003 by and among ING USA Annuity and Life Insurance Company (formerly known as
Golden American Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of
America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors,
Inc. and Capital Research and Management Company · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-153338), as
filed on November 14, 2008.
(8.4)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16,
2007 between American Funds Service Company, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on June 15, 2007.
(8.5)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life
Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance
Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III,
Variable Insurance Products Fund IV and Variable Insurance Products Fund V · Incorporated
by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 18, 2009.
(8.6)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and
among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable
Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products
Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.7)	Letter Agreement dated May 16, 2007 and is effective July 2, 2007 between ReliaStar Life
Insurance Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, and
Variable Insurance Products Fund II · Incorporated by reference to Post-Effective Amendment
No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.8)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on August 5, 2004.
(8.9)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between
Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.10)	First Amendment effective April 1, 2005 to Service Contract between Fidelity Distributors
Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20,
2003 · Incorporated by reference to Post-Effective Amendment No. 47 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.11)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity Distributors
Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20,
2003 and April 1, 2005 · Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.
(8.12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on June 15, 2007.
(8.13)	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.
(8.14)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of
December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695),
as filed on July 6, 2007.
(8.15)	Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING
Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.16)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance
Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.17)	Participation Agreement made and entered into as of April 30, 2003 among ReliaStar Life
Insurance Company, The GCG Trust (to be renamed ING Investors Trust effective May 1,
2003) and Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment
No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as filed on February 20,
2004.
(8.18)	Participation Agreement dated December 6, 2001 by and among Portfolio Partners, Inc., Aetna
Life Insurance and Annuity Company, ReliaStar Life Insurance Company and Aetna
Investment Services, LLC · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.19)	Amendment dated as of March 26, 2002 by and between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment
Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and
ReliaStar Life Insurance Company to Participation Agreement dated as of December 6, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on October 24, 2002.

(8.20)	Amendment dated as of October 1, 2002 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company to Participation Agreement dated as of December 6, 2001 and amended as of March
26, 2002 · Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.21)	Amendment dated as of May 1, 2003 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company to
Participation Agreement dated as of December 6, 2001 and subsequently amended as of March
26, 2002 and October 1, 2002 ·Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 30, 2003.
(8.22)	Amendment dated as of November 1, 2004 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002 and May 1, 2003 · Incorporated by reference to Pre-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on February 23, 2005.
(8.23)	Amendment dated as of April 29, 2005 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company to
Participation Agreement dated as of December 6, 2001 and subsequently amended as of March
26, 2002, October 1, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on December 21, 2006.
(8.24)	Amendment dated as of August 31, 2005 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on December 21, 2006.
(8.25)	Amendment dated as of December 7, 2005 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and
August 31, 2005 · Incorporated by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on December 21, 2006.
(8.26)	Amendment dated as of April 28, 2006 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company to
Participation Agreement dated as of December 6, 2001 and subsequently amended as of March
26, 2002, October 1, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005
and December 7, 2005 · Incorporated by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on December 21, 2006.
(8.27)	Service Agreement and Contract with Investment Adviser effective as of December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company in
connection with the sale of shares of ING Partners, Inc. · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(8.28)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No.
333-105319), as filed on November 24, 2003.
(8.29)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc.
(to be renamed ING Partners, Inc. effective May 1, 2002) · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-105319), as
filed on November 24, 2003.
(8.30)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service Class

Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance Company dated as of
December 6, 2001 · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6 (File No. 333-92000), as filed on April 17, 2003.
(8.31)	Amendment dated as of November 1, 2004 to Shareholder Servicing Agreement (Service Class
Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance Company dated as of
December 6, 2001 · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-6 (File No. 333-69431), as filed on March 1, 2007.
(8.32)	Amendment dated as of April 29, 2005 to Shareholder Servicing Agreement (Service Class
Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance Company dated as of
December 6, 2001 · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-120636), as filed on December 21, 2006.
(8.33)	Amendment dated as of December 7, 2005 to Shareholder Servicing Agreement (Service Class
Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance Company dated as of
December 6, 2001 · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-120636), as filed on December 21, 2006.
(8.34)	Amendment dated as of April 28, 2006 to Shareholder Servicing Agreement (Service Shares)
by and between ING Partners, Inc. and ReliaStar Life Insurance Company dated as of
December 6, 2001 · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-120636), as filed on December 21, 2006.
(8.35)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.36)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.37)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(8.38)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1,
1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by
reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 4, 2000.

(8.39)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1,
1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and
among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.
· Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.40)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1,
1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1,
2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.41)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of May 1,
1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000
and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment
Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.42)	Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.43)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and
Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on
Form N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.44)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna
Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 4, 2000.
(8.45)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.46)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1,
2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 13, 2004.
(8.47)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products Trust,
ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. ·Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-
90474), as filed on April 26, 2002.
(8.48)	Amendment executed August 30, 2002 to Participation Agreement dated May 1, 2001 by and among ReliaStar Life Insurance Company, ING Variable Products Trust (formerly known as
Pilgrim Variable Products Trust) and ING Funds Distributor, LLC (formerly known as ING
Pilgrim Securities, Inc.) · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on April 22, 2003.
(8.49)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING
Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust) and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on April 22, 2003.
(8.50)	Participation Agreement made and entered into as of May 1, 2002 among ING Variable
Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributors, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on October 31, 2002.
(8.51)	Amendment executed as of October 15, 2002 and effective as of October 1, 2002 to
Participation Agreement made and entered into as of May 1, 2002 by and among ING Variable
Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on October 31, 2002.
(8.52)	Participation Agreement made and entered into as of May 1, 2002 among ReliaStar Life
Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No.
333-47094), as filed on September 17, 2002.
(8.53)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and
ING Funds Distributor, LLC. (f/k/a ING Funds Distributor, Inc.) · Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-6 (File No. 033-
57244), as filed on February 9, 2004.
(8.54)	Participation Agreement made and entered into as of December 1, 2002 among ING Strategic
Allocation Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributions,
Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement
on Form N-4 (File No. 333-100207), as filed on October 31, 2002.
(8.55)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between
ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.
(8.56)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc.
and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
October 26, 2001.

(8.57)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund Participation
Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company
(formerly Aetna Life Insurance and Annuity Company), Lord Abbett Series Fund, Inc. and
Lord Abbett Distributor LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.58)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life
Insurance and Annuity Company ·Incorporated by reference to Post-Effective Amendment No.
27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.59)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly
Aetna Life Insurance and Annuity Company) and Lord Abbett Series Fund, Inc. · Incorporated
by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 18, 2009.
(8.60)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among
Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
June 15, 2007.
(8.61)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among
Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers
Managers Trust and Neuberger Berman Management Inc. · Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on August 4, 1997 and effective August 8, 1997.
(8.62)	Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated
August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers
Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. ·
Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on
Form N-4 (File No. 033-90474), as filed on April 23, 1999.
(8.63)	Addendum dated as of May 1, 2000 to Fund Participation Agreement dated August 8, 1997 and amended on December 1, 1998 by and among Northern Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman
Management Inc. · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 25, 2001.
(8.64)	Service Agreement effective August 8, 1997 by and between Neuberger Berman Management
Inc. and Northern Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on
August 4, 1997 and effective August 8, 1997.
(8.65)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between
Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 1, 2007.
(8.66)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA
Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.67)	First Amendment dated August 15, 2007 to Participation Agreement by and between ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 ·
Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.68)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the
“Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.69)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO Variable
Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment
No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.70)	Services Agreement effective as of May 1, 2004 between Pacific Investment Management
Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.71)	First Amendment dated August 15, 2007 to Services Agreement between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company and Allianz Global Investors Distributors LLC effective as of May 1,
2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.72)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of
October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security
Life of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.73)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer
Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment
Management, Inc. and Pioneer Funds Distributor, Inc. · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.
(8.74)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and Annuity Company f/k/a
Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and
Pioneer Funds Distributor, Inc. dated July 1, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 13, 2005.
(8.75)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. made and entered into as of
July 1, 2001 and as amended on May 1, 2004 · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-139695), as filed on
December 21, 2007.
(8.76)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between
Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.77)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust,
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and
ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.

(8.78)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia
Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance
Company of America, and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.79)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1,
2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life
Insurance and Annuity Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on August 18, 2008.
(8.80)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among
Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life
Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
134760), as filed on July 27, 2007.
(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Donald W. Britton[1]	President and Director
Thomas J. McInerney[2]	Director and Chairman
Catherine H. Smith[2]	Director and Senior Vice President
Lynne R. Ford[3]	Director
Robert G. Leary[3]	Director
Ewout L. Steenbergen[3]	Director, Executive Vice President and Chief Financial Officer
Michael S. Smith[4]	Director
Steven T. Pierson[5]	Senior Vice President and Chief Accounting Officer
Ralph Ferraro[2]	Senior Vice President
Timothy T. Matson[2]	Senior Vice President
Daniel P. Mulheran, Sr.[1]	Senior Vice President
Boyd G. Combs[5]	Senior Vice President, Tax
David S. Pendergrass[5]	Senior Vice President and Treasurer
Prakash Shimpi[3]	Senior Vice President
Carol Stern[6]	Vice President and Chief Compliance Officer
Joy Benner[1]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of this director and these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
2	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
3	The principal business of these directors and this officer is 230 Park Avenue, New York, New York 10169.
4	The principal business address of this director is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
6	The principal business address of this officer is 601 Thirteenth Street NW, Washington, DC 20005.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File No. 333-168047), as filed with the Securities and Exchange Commission on October 6, 2010.

Item 27. Number of Contract Owners

As of October 31, 2010, there were 44,170 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, Variable Annuity Account G of ILIAC and Variable Annuity Account I of ILIAC

(separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) ReliaStar Select Variable Account of ReliaStar

Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst
4225 Executive Square	Director and President
La Jolla, California 92037
Randall L. Ciccati[1]	Director
Brian D. Comer[1]	Director and Senior Vice President
William Wilcox[1]	Director and Chief Compliance Officer
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
M. Bishop Bastien
980 Ninth Street	Vice President
Sacramento, CA 95814
Nancy B. Boccella[1]	Vice President
Dianne C Bogoian[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
Chris Cokinis[4]	Vice President
William P. Elmslie
New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Bernard P. Heffernon
10740 Nall Ave., Ste. 120	Vice President
Overland Park, KS 66211
Mark E. Jackowitz
22 Century Hill Dr., Ste. 101	Vice President
Latham, NY 12110
Dave Kaherl[1]	Vice President
David Kelsey[1]	Vice President
Barbara J. Kesterson[4]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner, Jr.	Vice President
Richardson, Texas
Katherine E. Lewis
10700 West Research Dr., Ste. 190	Vice President
Milwaukee, WI 53226
David J. Linney
2900 N. Loop W., Ste. 180	Vice President
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill
2841 Plaza Place, Ste. 210	Vice President
Raleigh, NC 27612

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Richard T. Mason[1]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President
Scott T. Neeb
4600 Ulster Street	Vice President
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Spencer T. Shell[2]	Vice President and Assistant Treasurer
Frank W. Snodgrass
9020 Overlook Blvd.	Vice President
Brentwood, TN 37027
Christina M. Starks
2000 21st Avenue NW	Vice President
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Terran Titus[1]	Vice President
S. Bradford Vaughan, Jr.
2510 Pike Street, Ste. 2510	Vice President
Seattle, WA 98101
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[5]	Secretary
John Cecere[1]	Assistant Secretary
Tina M. Nelson[5]	Assistant Secretary
Melissa A. O’Donnell[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Susan M. Vega[5]	Assistant Secretary
Terry L. Owens[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation on
Principal	Discounts and	Redemption or	Brokerage
Underwriter	Commissions	Annuitization	Commissions	Compensation*

ING Financial				$5,345,848.22
Advisers, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows: ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401

Item 31. Management Services
Not applicable

Item 32. Undertakings
Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of
Additional Information or a post card or similar written communication affixed to or included in the
Prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)	The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs
(1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the
Internal Revenue Code. See American Council of Life Insurance; SEC No-Action Letter, [1988 WL
1235221 *13 (S.E.C.)]
(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the
Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100209) and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 3rd day of December, 2010.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By: Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Donald W. Britton*	Director and President
Donald W. Britton	(principal executive officer)

Lynne R. Ford*	Director
Lynne R. Ford

Robert G. Leary*	Director
Robert G. Leary

T. J. McInerney*	Director and Chairman
Thomas J. McInerney		December
3, 2010
Catherine H. Smith*	Director and Senior Vice President
Catherine H. Smith

Michael S. Smith*	Director
Michael S. Smith

Ewout Steenbergen*	Director, Executive Vice President and Chief Financial Officer
Ewout L. Steenbergen

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson

By: /s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact

SEPARATE ACCOUNT N EXHIBIT INDEX
Exhibit No.	Exhibit
24 (b)(9)	Consent and Opinion of Counsel
24(b) (10)	Consent of Independent Registered Public Accounting Firm
24(b) (13)	Power of Attorney